Right-of-use assets	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
3.4 Right-of-use assets

(CHF in millions)	Storage	Stores & showrooms	Offices	Cars	Total

Cost at January 1, 2021	9.8	7.4	8.6	4.1	29.9
Accumulated Depreciation at January 1, 2021	(0.2)	(1.1)	(3.3)	(2.6)	(7.2)
Net book amount at January 1, 2021	9.5	6.3	5.3	1.5	22.7

Twelve month period ended December 31, 2021
Opening net book amounts	9.5	6.3	5.3	1.5	22.7
Lease modification	—	—	3.8	—	3.8
Additions	68.4	7.6	91.2	0.8	168.0
Disposals	—	—	0.0	(0.1)	(0.2)
Depreciation	(4.8)	(1.9)	(7.9)	(1.0)	(15.5)
Currency Translation	(0.2)	(0.1)	(0.5)	(0.1)	(0.9)
Net book value at December 31, 2021	72.9	11.9	91.9	1.2	177.9

Cost at December 31, 2021	77.9	14.8	102.9	4.5	200.2
Accumulated Depreciation at December 31, 2021	(5.0)	(3.0)	(11.0)	(3.3)	(22.3)
Net book amount at December 31, 2021	72.9	11.9	91.9	1.2	177.9

Twelve month period ended December 31, 2022
Opening net book amounts	72.9	11.9	91.9	1.2	177.9
Lease modification	(52.4)	1.7	5.1	—	(45.5)
Additions	—	31.7	8.2	3.6	43.4
Disposals	—	(0.1)	(1.3)	(0.2)	(1.6)
Depreciation	(7.1)	(5.2)	(9.0)	(1.7)	(23.0)
Currency Translation	3.4	(2.0)	(0.8)	(0.1)	0.4
Net book value at December 31, 2022	16.8	37.9	94.2	2.8	151.6

Cost at December 31, 2022	28.7	45.6	111.0	7.4	192.7
Accumulated Depreciation at December 31, 2022	(11.9)	(7.7)	(16.8)	(4.6)	(41.1)
Net book amount at December 31, 2022	16.8	37.9	94.2	2.8	151.6

During 2022, our right-of-use assets increased by CHF 43.4 million as a result of entering into long term leases in multiple retail locations in USA, China and UK, expansion of our regional office space in Australia, China and USA, increase of our showroom presences in Austria, Germany and Spain, as well as adding more office and showroom space in Zurich, Switzerland near our HQ location. We have also signed several new car leases for our sales representatives in North America and Europe. Additionally, we had a lease modification of CHF 52.4 million related to an existing warehouse lease in Atlanta, USA as a result of a future lease commitment entered into for a new, highly-automated warehouse in Atlanta, USA.

The corresponding lease liabilities are reported in other current financial liabilities and other non-current financial liabilities, respectively. Refer to 4.3 Financial liabilities for additional information.

Accounting policies
On leases storage space, various offices, retail stores (including pop-ups), showrooms and cars. Lease contracts typically run for up to ten years, some include extension options.

At inception of a contract, On assesses whether it is a lease or contains a lease component. A right-of-use asset and a lease liability is recognized at the lease commencement date considering any relevant contractual condition. Short-term leases with a lease term of 12 months or less and low-value leases are recognized as an expense in the income statement on a straight-line basis over the lease term.

The right-of-use asset is initially measured at cost and, subsequently, at cost less accumulated depreciation and impairment losses as well as certain lease liability remeasurements. These costs comprise discounted and unpaid lease payments adjusted by initial direct cost, prepaid expenses, dismantling cost, and lease incentives received.

Depreciation is calculated on a straight-line basis over the shorter of the assets or asset categories’ useful life and the respective lease term:
•Storage: 2 to 12 years
•Offices: 2 to 15 years
•Stores and showrooms: 3 to 10 years
•Cars: 1 to 3 years
•
The lease liability is initially measured at the present value of any lease payments that are not paid at the commencement date and are discounted using the interest rate implicit in the lease, if that rate can be readily determined, otherwise On’s incremental borrowing rate. The lease liability is subsequently increased by the interest cost on the lease liability and decreased by the lease payments made. It is remeasured when there is a change in an input parameter or in the underlying estimates and assessments.

On only acts as lessee, not as lessor. For future lease obligations refer to 4.3 Financial liabilities

Significant judgments and accounting estimates
On uses judgement to determine the lease term for some lease contracts which include extension and or termination options. The assessment of whether On is reasonably certain to exercise such options impacts the lease term which significantly affects the amount of right-of-use assets and lease liabilities recognized. A reassessment only happens when a significant event or change in circumstance occurs that is within the control of On and affects whether it is reasonably certain to exercise an option.

Furthermore, lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If the rate implicit in the leases is not readily determinable, On uses the company's incremental borrowing rate, adjusted to reflect the contract currency-specific risk, and the lease term.